SHARE-BASED COMPENSATION (Details) - Schedule of Stock-Based Compensation Activity	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) ₪ / shares $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Granted				24,120
Weighted- average exercise price, Exercised | (per share)	₪ 0.0063	$ 0.027
Outstanding at beginning of year | $				$ 529
Weighted- average remaining contractual term, Exercisable			10 years
Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding ending balance			14,566	23,393	1,976
Number of options, Granted			0	23,234
Weighted- average exercise price, Granted | $ / shares				$ 60.51
Number of options, Forfeited			0	(1,127)
Non-Employee Options [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding ending balance			0	59	135
Number of options, Granted			0	886
Weighted- average exercise price, Granted | $ / shares				$ 60.51
Number of options, Forfeited			0	0
Share Based Payment Arrangement Employee And Non Employee [Member]
Share-Based Compensation (Details) - Schedule of Number of Options Outstanding [Line Items]
Number of options, Outstanding ending balance	26,316	26,316	53,914	54,135	31,897
Weighted- average exercise price, Outstanding ending balance | $ / shares		$ 57.97	$ 38.94	$ 38.93	$ 23.88
Weighted- average remaining contractual term, Outstanding ending balance			4 years 10 months 17 days	5 years 10 months 17 days	4 years 5 months 15 days
Aggregate intrinsic value, Outstanding ending balance | $			$ 316,000	$ 144,000	$ 493,000
Number of options, Exercisable	26,316	26,316	39,340	30,677
Weighted- average exercise price, Exercisable | $ / shares	₪ 57.97	$ 57.97	$ 30.95	$ 22.46
Weighted- average remaining contractual term, Exercisable			3 years 7 months 13 days	3 years 3 months 14 days
Number of options, Vested and expected to vest	26,316	26,316	53,914	54,135
Weighted- average exercise price, Vested and expected to vest | $ / shares	₪ 57.97	$ 57.97	$ 38.94	$ 38.93
Weighted- average remaining contractual term, Vested and expected to vest			4 years 10 months 17 days	5 years 10 months 17 days
Aggregate intrinsic value, Vested and expected to vest | $			$ 316,000	$ 144,000
Number of options, Granted	0	0	0	24,119
Weighted- average exercise price, Granted | $ / shares		$ 0	$ 0	$ 60.51
Weighted- average remaining contractual term, Granted			0 years	9 years 11 months 23 days
Number of options, Exercised	(13,780)	(13,780)	0	(46)
Weighted- average exercise price, Exercised | $ / shares		$ 0.03	$ 0	$ 60.49
Outstanding at end of the period	7 years 1 month 2 days	7 years 1 month 2 days	4 years 10 months 17 days
Weighted- average remaining contractual term, Exercised	3 days	3 days	0 years	8 years 2 months 19 days
Outstanding at beginning of year | $			$ 316,000
Aggregate intrinsic value, Exercised | $	₪ 490,000	$ 490,000	$ 316,000	$ 144,000
Number of options, Forfeited	(326)	(326)	0	(1,128)
Weighted- average exercise price, Forfeited | $ / shares		$ 60.52	$ 0	$ 60.5
Weighted- average remaining contractual term, Forfeited	6 years 7 days	6 years 7 days	0 years	9 years 2 months 4 days
Weighted- average remaining contractual term, Exercisable	7 years 1 month 2 days	7 years 1 month 2 days
Vested and expected to vest	7 years 1 month 2 days	7 years 1 month 2 days
Number of options, Expired	(13,492)	(13,492)	(221)	(707)
Weighted- average exercise price, Expired | $ / shares		$ (41.06)	$ (38.41)	$ (61.01)
Weighted- average remaining contractual term, Expired			0 years	0 years